Financial Assets at Fair Value Through Other Comprehensive Income (Details)- Schedule of Gross Profits and Losses Realized on the Sale of Available for Sale Investments - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Financial assets at fair value through other comprehensive income [abstract]
Sale of debt financial instruments at FVOCI generating realized profits	$ 3,548,049	$ 6,837,112	$ 452,668
Realized profits	9,038	392	121
Sale of debt financial instruments at FVOCI generating realized losses	1,235,689	1,605,762	1,122,222
Realized losses	$ 55,998	$ 134,485	$ 22,195